Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories
16	Inventories

(a)	Inventories comprise:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Production supplies	58,151	76,961
Work in progress (Note (i))	160,069	127,744

	218,220	204,705

Note:

(i)	Work in progress represents vehicles in the process of deployment.
(b)	The analysis of the amount of inventories recognized as cost of revenue and included in profit or loss is as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Carrying amounts of inventories sold	192,523	27,739	46,055
Write down of inventories	—	6,399	25,661

	192,523	34,138	71,716